Fair Value Measurements - Summary of Assets That Are Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring [Member]	Jun. 30, 2021 USD ($)
Level 1 [Member] | Marketable Securities Held in Trust Account [Member]
Assets:
Marketable securities held in Trust Account	$ 345,005,244
Level 3 [Member] | Class K Founder Shares [Member]
Liabilities:
Derivative liability – Class K Founder Shares	$ 2,300,000